PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.55%	0.21%	0.21%
Risk-free interest rate, maximum (as a percent)	4.45%	1.18%	1.32%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	41.00%	39.00%	40.00%
Volatility, maximum (as a percent)	49.00%	43.00%	43.00%
Minimum
Share-based compensation disclosures
Expected life (years)	4 years	4 years	4 years
The weighted average fair value of options at grant date per share	$ 7.44	$ 8.61	$ 8.12
Maximum
Share-based compensation disclosures
Expected life (years)	5 years	5 years	5 years
The weighted average fair value of options at grant date per share	$ 24.58	$ 39.17	$ 31.99